Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

16.	Intangible Assets.

The Company has allocated the purchase price of property acquisitions based upon the fair value of the assets acquired, consisting of land, buildings and intangible assets, including in-place leases and below market leases.  These deferred leasing intangible assets are recorded within Deferred Costs and Deferred lease intangible, net in the consolidated balance sheets. The value of the in-place lease intangibles will be amortized to amortization expense over the remaining lease terms. The fair value assigned pertaining to the above market in-place leases values are amortized as a reduction to rental revenue, and the below market in-place lease values are amortized as an increase to rental revenue over the remaining non-cancelable terms of the respective leases.

DOCK 79 – The Company will recognize the amortization related to the Dock 79 intangible assets according to the following schedule (in thousands):

In-place
Leases
Initial Values	$4,727
Annual Amortization:
2017	$2,501
2018	2,201
2019	25

CRANBERRY RUN BUSINESS PARK – The Company will recognize the amortization related to the Cranberry Run Business Park intangible assets according to the following schedule (in thousands):

In-place
Leases
Initial Values	$183
Annual Amortization:
2019	$79
2020	46
2021	46
2022	12

The Company reviews intangible assets for impairment, whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of long-lived assets is measured by a comparison of the carrying amount of the asset group to the future undiscounted net cash flows expected to be generated by those assets. If such assets are considered to be impaired, the impairment charge recognized is the amount by which the carrying amounts of the assets exceeds the fair value of the assets.

The gross amounts and accumulated amortization of identifiable intangible assets are as follows (in thousands):

	December 31, 2020		December 31, 2019
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
In-place leases (useful life 0-8 years)	$4,910	4,852	4,910	4,806
Above Market leases (useful life 5 years)	-	-	-	-
	$4,910	4,852	4,910	4,806